Income Taxes (Earnings From Continuing Operations Before Income Taxes) (FY) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings from continuing operations before income taxes	$ 270	$ 275	$ 520	$ 567	$ 1,096	$ 1,113	$ 1,047
United States
Earnings from continuing operations before income taxes					484	528	432
Non-U.S.
Earnings from continuing operations before income taxes					$ 612	$ 585	$ 615